UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2890

Fidelity Phillips Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Cash Reserves Fund

August 31, 2007

1.805742.103

CAS-QTLY-1007

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 22.2%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 1.6%
Huntington National Bank, Columbus
10/29/07	5.35%	$ 57,500	$ 57,500
Merrill Lynch Bank USA
11/14/07	5.63	245,000	245,000
Wachovia Bank NA
3/28/08	5.40	815,000	815,000
Washington Mutual Bank
10/22/07	5.33	569,000	569,000
			1,686,500
London Branch, Eurodollar, Foreign Banks - 9.6%
Barclays Bank PLC
3/4/08	5.35	450,000	450,000
Bayerische Hypo-und Vereinsbank AG
11/5/07 to 12/18/07	5.35 to 5.38	1,105,000	1,105,000
Calyon
11/5/07 to 6/16/08	5.34 to 5.42	1,373,000	1,373,000
Credit Agricole SA
12/12/07	5.36	390,000	390,000
Credit Industriel et Commercial
11/19/07	5.33	861,000	861,000
HBOS Treasury Services PLC
11/9/07 to 2/11/08	5.30 to 5.47	1,303,000	1,303,000
ING Bank NV
12/6/07	5.36	525,000	525,000
Landesbank Hessen-Thuringen
9/17/07 to 2/20/08	5.37 to 5.40	1,258,000	1,258,000
Societe Generale
9/5/07 to 3/14/08	5.30 to 5.40	2,260,000	2,259,995
Unicredito Italiano SpA
11/13/07	5.37	553,000	553,006
			10,078,001
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - 11.0%
Barclays Bank PLC
11/7/07 to 4/16/08	5.34 to 5.36%	$ 2,100,000	$ 2,100,000
BNP Paribas SA
10/2/07 to 3/12/08	5.30 to 5.40	725,000	725,000
Canadian Imperial Bank of Commerce
9/24/07	5.50 (c)	500,000	500,000
Credit Suisse First Boston
9/17/07 to 5/21/08	5.30 to 5.33 (c)	953,000	953,000
Credit Suisse Group
4/17/08 to 6/5/08	5.30 to 5.40	1,175,000	1,175,000
Deutsche Bank AG
9/4/07 to 4/24/08	5.37 to 5.42 (c)	1,375,000	1,375,000
HBOS Treasury Services PLC
2/11/08	5.30	175,000	175,000
Natexis Banques Populaires NY CD
6/17/08	5.36	425,000	425,000
Natixis SA
6/19/08	5.45	250,000	250,000
Royal Bank of Scotland Group PLC
11/20/07	5.50	851,000	851,000
Societe Generale
11/2/07 to 4/2/08	5.34 to 5.40	1,862,000	1,862,000
Svenska Handelsbanken AB
11/14/07 to 11/21/07	5.49 to 5.55	765,000	765,000
UBS AG
2/25/08	5.40	250,000	250,000
UniCredito Italiano SpA, New York
10/29/07	5.32 (c)	100,000	99,996
			11,505,996
TOTAL CERTIFICATES OF DEPOSIT			23,270,497
Commercial Paper - 17.8%

Aegis Finance LLC
9/4/07 to 11/9/07	5.47 to 5.74	156,000	154,925
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Amsterdam Funding Corp.
11/5/07	5.70%	$ 50,000	$ 49,493
Asscher Finance Corp.
11/13/07	5.36	153,000	151,376
AstraZeneca PLC
9/10/07 to 9/28/07	5.34 to 5.36	935,000	932,757
Banco Espirito Santo
1/22/08	5.37	24,000	23,502
Bank of America Corp.
2/13/08	5.37	1,168,000	1,140,013
Bavaria TRR Corp.
9/4/07	5.41	33,090	33,075
Brahms Funding Corp.
9/5/07 to 9/12/07	5.35 to 5.63	193,353	193,089
Bryant Park Funding LLC
9/13/07 to 9/17/07	6.31 to 6.32	126,397	126,067
Capital One Multi-Asset Execution Trust
9/20/07 to 10/16/07	5.34 to 5.35	131,250	130,764
CC USA, Inc.
10/30/07 to 11/5/07	5.34 (b)	93,000	92,154
Citibank Credit Card Master Trust I (Dakota Certificate Program)
10/12/07 to 11/13/07	5.33 to 5.73	444,000	440,169
Citigroup Funding, Inc.
9/18/07 to 2/21/08	5.35 to 5.48	1,603,484	1,578,307
Clipper Receivables LLC
9/6/07 to 9/7/07	5.40	252,250	252,027
CRC Funding LLC
9/7/07	5.36	81,185	81,113
Devon Energy Corp.
9/4/07 to 11/9/07	5.36 to 5.89	296,695	294,703
Duke Energy Corp.
9/27/07	5.40	54,000	53,792
Emerald (MBNA Credit Card Master Note Trust)
9/7/07 to 11/15/07	5.33 to 6.44	1,524,939	1,514,612
Falcon Asset Securitization Corp.
9/6/07 to 9/14/07	6.31 to 6.32	276,000	275,757
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Fortune Brands, Inc.
9/14/07 to 10/31/07	5.37 to 6.28%	$ 124,000	$ 123,131
France Telecom SA
9/4/07 to 9/26/07	5.39 to 5.40 (b)	47,500	47,385
Grampian Funding LLC
11/6/07 to 11/20/07	5.36 to 5.66	924,000	914,103
Grenadier Funding Corp.
9/5/07	5.34	144,010	143,926
HBOS Treasury Services PLC
11/16/07 to 11/21/07	5.47	407,000	402,204
Hypo Real Estate Bank International AG
9/7/07 to 9/26/07	5.34 to 5.36	142,000	141,576
ITT Corp.
10/22/07 to 11/13/07	6.26 to 6.27	110,350	109,050
Jupiter Securitization Corp.
9/6/07 to 11/6/07	6.02 to 6.32	541,731	537,992
K2 (USA) LLC
10/29/07	5.34 (b)	78,000	77,338
Kellogg Co.
10/5/07 to 10/19/07	5.40	99,300	98,670
Landesbank Baden-Wuert
11/30/07 to 1/31/08	5.50 to 5.75	695,000	681,165
Liberty Harbour II CDO Ltd.
10/19/07	5.36 (b)	72,000	71,493
Liberty Street Funding Corp.
9/4/07	5.39 to 5.42	147,718	147,652
Michigan Gen. Oblig.
10/4/07	5.41	156,840	156,840
Monument Gardens Funding
9/25/07 to 9/27/07	5.35 to 5.36	400,691	399,220
Morgan Stanley
11/9/07 to 2/15/08	5.45 to 5.65	890,000	876,848
National Grid USA
9/28/07	5.40	72,500	72,210
Nelnet Student Loan Funding LLC
9/10/07 to 10/18/07	5.34 to 5.36	178,687	177,916
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Nissan Motor Acceptance Corp.
9/7/07 to 11/6/07	5.40 to 6.20%	$ 236,831	$ 236,030
Park Avenue Receivables Corp.
9/5/07 to 10/5/07	6.09 to 6.31 (b)	306,000	305,390
Park Granada LLC
9/4/07 to 9/26/07	5.35 to 5.41	213,222	212,908
Rockies Express Pipeline LLC
9/7/07 to 10/3/07	5.43 to 6.29 (b)	294,187	293,212
Scaldis Capital LLC
11/14/07 to 11/15/07	5.66	139,400	137,791
Sheffield Receivables Corp.
9/13/07 to 10/2/07	6.03 to 6.10	580,053	578,057
Societe Generale North America, Inc.
9/19/07 to 11/15/07	5.48 to 5.89	884,750	877,869
Spectra Energy Capital LLC
10/19/07	6.31 (b)	8,000	7,933
Stratford Receivables Co. LLC
9/4/07 to 9/10/07	5.53 to 6.36	616,400	615,821
Thames Asset Global Securities No. 1, Inc.
9/6/07 to 11/7/07	5.34 to 6.32	511,311	509,074
Three Rivers Funding Corp.
10/26/07	5.34	20,274	20,111
Time Warner Cable, Inc.
9/13/07 to 10/16/07	5.41 to 5.45	287,560	286,615
Time Warner, Inc.
9/12/07 to 9/26/07	5.42 to 5.45 (b)	536,000	534,400
UniCredito Italiano Bank (Ireland) PLC
2/11/08 to 2/20/08	5.35 to 5.36	713,000	695,710
Variable Funding Capital Co. LLC
11/5/07	5.37 (b)	40,000	39,617
Whirlpool Corp.
9/28/07	6.35	36,000	35,830
Wisconsin Energy Corp.
9/7/07 to 11/16/07	5.42 to 6.17	82,000	81,703
Xcel Energy, Inc.
10/10/07	5.49	72,000	71,583
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
XTO Energy, Inc.
9/21/07 to 10/18/07	5.38 to 5.40%	$ 281,000	$ 279,885
Zenith Funding Corp.
9/5/07 to 9/7/07	5.34 (b)	110,000	109,918
TOTAL COMMERCIAL PAPER			18,625,871
Bank Notes - 0.0%

M&I Marshall & Ilsley Bank
9/17/07	5.61 (c)	58,000	58,000
Master Notes - 3.2%

Asset Funding Co. III LLC
9/5/07	5.39 to 5.40 (c)(e)	966,000	966,000
Bear Stearns International Ltd.
2/27/08	5.38 (c)(e)	481,000	481,000
Goldman Sachs Group, Inc.
11/14/07	5.68 (c)(e)	1,201,000	1,201,000
Lehman Brothers Holdings, Inc.
9/11/07 to 12/31/07	5.53 to 5.65 (c)(e)	336,000	336,000
Lehman Commercial Paper, Inc.
9/4/07	5.53 (c)(e)	356,000	356,000
TOTAL MASTER NOTES			3,340,000
Medium-Term Notes - 29.8%

AIG Matched Funding Corp.
11/15/07	5.55 (c)	479,000	479,000
9/17/07 to 11/15/07	5.35 to 5.37 (b)(c)	958,000	958,000
Allstate Life Global Funding II
9/10/07 to 9/27/07	5.40 to 5.69 (b)(c)	228,000	228,000
ASIF Global Financing XXX
9/24/07	5.52 (b)(c)	275,000	275,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Asscher Finance Corp.
3/6/08	5.40% (b)	$ 75,000	$ 75,000
Australia & New Zealand Banking Group Ltd.
9/24/07	5.52 (b)(c)	200,000	200,000
Bancaja US Debt SAU
10/23/07	5.39 (b)(c)	312,000	312,000
Banco Santander Totta SA
9/17/07	5.60 (b)(c)	600,000	600,000
Banesto SA
10/18/07	5.35 (b)(c)	510,000	510,000
Bank of America NA
10/25/07 to 11/12/07	5.36 to 5.38 (c)	1,128,200	1,128,135
Banque Federative du Credit Mutuel (BFCM)
9/13/07	5.55 (b)(c)	538,000	538,000
Bayerische Landesbank Girozentrale
10/15/07 to 11/19/07	5.40 to 5.55 (c)	945,000	945,000
Beta Finance, Inc./Beta Finance Corp.
10/9/07 to 10/15/07	5.30 (b)(c)	241,000	240,918
BMW U.S. Capital LLC
9/17/07	5.63 (c)	30,000	30,000
BNP Paribas SA
11/7/07	5.33 (c)	508,000	507,819
Caixa Catalunya
9/7/07	5.37 (c)	412,000	412,000
Caja de Ahorros Pens Barcelona
10/23/07	5.36 (b)(c)	500,000	500,000
Caja Madrid SA
10/19/07	5.36 (c)	252,000	252,000
Calyon
9/28/07	5.47 (c)	719,000	718,749
Calyon New York Branch Institutional Certificates Prog. Bill of Exchange
9/13/07	5.50 (c)	55,000	54,901
CC USA, Inc.
10/9/07	5.30 (b)(c)	125,000	124,958
CIT Group, Inc.
9/20/07	5.59 (c)	43,000	43,005
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Citigroup Funding, Inc.
11/14/07	5.58% (c)	$ 955,000	$ 955,000
Commonwealth Bank of Australia
9/24/07	5.52 (c)	163,000	163,000
Compagnie Financiere du Credit Mutuel
9/10/07	5.35 (c)	291,000	291,000
Countrywide Bank, Alexandria Virginia
9/17/07	5.62 (c)	200,000	199,999
Credit Agricole SA
10/23/07	5.35 (c)	485,000	485,000
9/24/07	5.33 (b)(c)	771,000	771,000
Cullinan Finance Corp.
4/15/08	5.36 (b)	450,000	450,000
Cullinan Finance Ltd./Corp.
5/27/08 to 6/16/08	5.35 to 5.39 (b)	850,000	850,000
Danske Bank A/S
9/20/07	5.51 (b)(c)	250,000	249,981
DnB NOR Bank ASA
9/25/07	5.51 (b)(c)	756,000	756,000
Dorada Finance, Inc.
10/9/07	5.30 (c)	132,000	131,956
General Electric Capital Corp.
9/7/07 to 9/17/07	5.37 to 5.69 (c)	1,276,500	1,276,510
Genworth Life Insurance Co.
9/1/07 to 9/4/07	5.39 (c)(e)	155,000	155,000
HBOS Treasury Services PLC
11/20/07	5.58 (b)(c)	50,000	50,003
9/24/07	5.43 (c)	530,000	530,000
HSBC Finance Corp.
9/6/07 to 9/24/07	5.34 to 5.55 (c)	597,000	597,000
HSBC USA, Inc.
9/17/07	5.61 (c)	175,000	175,000
HSH Nordbank AG
9/21/07 to 9/24/07	5.52 to 5.56 (b)(c)	733,000	733,000
ING USA Annuity & Life Insurance Co.
9/24/07	5.45 (c)(e)	123,000	123,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Intesa Bank Ireland PLC
9/25/07	5.52% (b)(c)	$ 1,000,000	$ 1,000,000
K2 (USA) LLC
9/10/07	5.32 (b)(c)	215,000	214,999
Links Finance LLC
10/12/07 to 10/22/07	5.33 (b)(c)	385,000	384,967
Merrill Lynch & Co., Inc.
9/4/07 to 9/27/07	5.41 to 5.62 (c)	1,000,000	1,000,062
MetLife Insurance Co. of Connecticut
10/1/07 to 11/19/07	5.44 to 5.60 (c)(e)	80,000	80,000
Metropolitan Life Global Funding I
9/6/07 to 9/28/07	5.36 to 5.62 (b)(c)	245,292	245,292
Metropolitan Life Insurance Co.
11/19/07	5.60 (c)(e)	35,000	35,000
Monumental Global Funding 2007
11/29/07	5.66 (b)(c)	243,000	243,000
Morgan Stanley
9/4/07 to 9/27/07	5.20 to 5.69 (c)	928,167	928,268
National Rural Utils. Coop. Finance Corp.
9/4/07	5.31 (c)	35,000	35,000
Nationwide Building Society
9/28/07	5.44 (c)	75,000	75,013
Nightingale Finance Ltd./LLC
3/18/08	5.45 (b)	124,000	123,993
Pacific Life Global Funding
9/13/07	5.59 (c)	30,000	30,000
9/4/07	5.40 (b)(c)	60,000	60,000
RACERS
9/24/07	5.55 (b)(c)	480,000	480,000
Royal Bank of Canada
9/10/07 to 9/28/07	5.40 to 5.51 (c)	233,300	233,094
Royal Bank of Scotland PLC
9/21/07 to 10/11/07	5.37 to 5.52 (b)(c)	559,000	558,957
Security Life of Denver Insurance Co.
11/28/07	5.60 (c)(e)	85,000	85,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Sigma Finance, Inc.
9/10/07 to 8/1/08	5.32 to 5.39% (b)(c)	$ 1,682,000	$ 1,681,940
Skandinaviska Enskilda Banken AB
9/10/07 to 9/24/07	5.33 to 5.70 (c)	1,008,000	1,007,898
Southern Co.
9/20/07	5.37 (c)	72,000	72,000
U.S. Bank NA, Cincinnati
9/10/07	5.27 (c)	60,000	59,958
UniCredito Italiano Bank (Ireland) PLC
9/14/07 to 9/17/07	5.63 (b)(c)	930,500	930,499
UniCredito Italiano SpA, New York
9/4/07 to 11/20/07	5.36 to 5.48 (c)	582,000	581,982
Verizon Communications, Inc.
9/17/07	5.36 (c)	575,000	575,000
Washington Mutual Bank
11/16/07	5.57 (c)	113,000	113,014
Wells Fargo & Co.
9/4/07 to 9/17/07	5.38 to 5.64 (c)	715,000	715,000
WestLB AG
9/10/07 to 9/28/07	5.41 (b)(c)	506,000	506,000
Westpac Banking Corp.
11/14/07 to 12/4/07	5.60 to 5.72 (b)(c)	978,000	977,880
9/11/07	5.42 (c)	100,000	100,000
TOTAL MEDIUM-TERM NOTES			31,208,750
Short-Term Notes - 1.2%

Hartford Life Insurance Co.
9/4/07	5.51 (c)(e)	40,000	40,000
Jackson National Life Insurance Co.
10/1/07	5.41 (c)(e)	130,000	130,000
Metropolitan Life Insurance Co.
10/1/07 to 11/1/07	5.46 to 5.48 (c)(e)	240,000	240,000
Monumental Life Insurance Co.
9/4/07 to 11/1/07	5.46 to 5.56 (c)(e)	222,000	222,000
New York Life Insurance Co.
10/1/07	5.44 (c)(e)	425,000	425,000
Short-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Transamerica Occidental Life Insurance Co.
11/1/07	5.53% (c)(e)	$ 200,000	$ 200,000
TOTAL SHORT-TERM NOTES			1,257,000
Asset-Backed Securities - 1.7%

Aardvark ABS CDO
2/6/08	5.36 (b)(c)	391,000	391,000
Le Monde CDO I PLC / LLC
3/5/08	5.35 (b)(c)	55,000	414,959
Master Funding Trust I
11/26/07	5.54 (b)(c)	75,000	75,000
3/25/08	5.49 (b)(c)	121,000	121,000
9/25/07 to 10/25/07	5.54 (c)	235,535	235,535
PASA Funding 2007 Ltd.
7/7/08	5.33 (b)(c)	407,000	407,000
Wachovia Asset Securitization Issuance LLC
9/25/07	5.31 (b)(c)	34,906	34,906
Wind Trust
1/25/08	5.51 (b)(c)	50,000	64,000
TOTAL ASSET-BACKED SECURITIES			1,743,400
Municipal Securities - 0.1%

Catholic Health Initiatives Series A, CP
9/5/07	5.34	60,600	60,600
Catholic Health Initiatives Series B, CP
9/6/07	5.37	84,250	84,250
TOTAL MUNICIPAL SECURITIES			144,850
Repurchase Agreements - 24.0%
	Maturity Amount (000s)
In a joint trading account at 5.4% dated 8/31/07 due 9/4/07 (Collateralized by U.S. Government Obligations) #	$ 862	861
With:
Banc of America Securities LLC at 5.53%, dated 8/31/07 due 9/4/07 (Collateralized by Corporate Obligations valued at $493,500,000, 3.63% - 12.25%, 9/15/07 - 1/15/68)	470,289	470,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With:
Barclays Capital, Inc. at:
5.46%, dated 8/31/07 due 9/4/07 (Collateralized by Corporate Obligations valued at:
$436,560,000, 3.88% - 8.2%, 2/15/09 - 2/1/43)	$ 428,259	$ 428,000
$651,780,000, 4.8% - 8%, 2/1/08 - 8/15/47)	639,387	639,000
$765,000,000, 5.6% - 5.95%, 10/17/18 - 2/4/48)	750,455	750,000
5.49%, dated 8/31/07 due 9/4/07 (Collateralized by Equity Securities valued at $197,400,090)	188,115	188,000
Bear Stearns & Co. at:
5.44%, dated 8/31/07 due 9/4/07 (Collateralized by Mortgage Loan Obligations valued at $1,536,804,251, 0% - 9.5%, 6/15/08 - 6/6/46)	1,500,907	1,500,000
5.5%, dated 8/31/07 due 9/4/07 (Collateralized by Mortgage Loan Obligations valued at $629,299,259, 0% - 15.36%, 6/3/09 - 9/25/47)	600,367	600,000
5.58%, dated 7/12/07 due 10/10/07 (Collateralized by Corporate Obligations valued at $386,538,400, 1.05% - 10.32%, 1/5/11 - 4/5/52) (c)(d)	371,918	367,000
Citigroup Global Markets, Inc. at:
5.46%, dated 8/31/07 due 9/4/07 (Collateralized by Mortgage Loan Obligations valued at $1,937,179,135, 0% - 8.81%, 12/19/07 - 12/11/49)	1,849,120	1,848,000
5.5%, dated 8/31/07 due 9/4/07 (Collateralized by Corporate Obligations valued at $887,250,000, 6.38% - 15%, 1/1/08 - 6/25/37)	845,516	845,000
Credit Suisse First Boston, Inc. at 5.6%, dated 8/8/07 due 11/6/07 (Collateralized by Corporate Obligations valued at $979,203,697, 2.98% - 10.82%, 2/27/08 - 5/15/67) (c)(d)	973,440	960,000
Deutsche Bank Securities, Inc. at:
5.36%, dated:
7/11/07 due 10/9/07 (Collateralized by Corporate Obligations valued at $248,880,000, 0% - 9.63%, 10/15/07 - 1/15/67)	247,270	244,000
7/19/07 due 10/19/07 (Collateralized by Corporate Obligations valued at $249,465,862, 0% - 12.25%, 9/27/07 - 10/1/66)	245,315	242,000
7/30/07 due 10/29/07 (Collateralized by Corporate Obligations valued at $508,201,132, 0% - 12.5%, 3/15/08 - 7/15/37)	490,558	484,000
5.37%, dated 8/7/07 due 11/5/07 (Collateralized by Corporate Obligations valued at $501,840,000, 3.45% - 7.86%, 9/13/07 - 10/29/49)	498,605	492,000
5.55%, dated 8/31/07 due 9/4/07 (Collateralized by Corporate Obligations valued at $771,750,839, 0% - 6.38%, 5/15/08 - 6/15/36)	735,453	735,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With:
Dresdner Kleinwort Securities LLC at 5.45%, dated 8/31/07 due 9/4/07 (Collateralized by Corporate Obligations valued at $765,002,051, 0% - 9.5%, 1/15/08 - 5/15/67)	$ 750,454	$ 750,000
Goldman Sachs & Co. at:
5.53%, dated 8/31/07 due 9/4/07 (Collateralized by Corporate Obligations valued at $207,900,001, 4.75% - 12.5%, 12/1/09 - 5/15/17)	198,122	198,000
5.74%, dated 8/31/07 due 11/29/07:
(Collateralized by Equity Securities valued at $525,000,016)	507,175	500,000
(Collateralized by Mortgage Loan Obligations valued at $126,480,000, 4.86% - 7.79%, 3/6/20 - 7/25/37)	125,779	124,000
HSBC Securities, Inc. at 5.44%, dated 8/31/07 due 9/4/07:
(Collateralized by Corporate Obligations valued at $408,001,054, 4.5% - 8.85%, 9/15/07 - 3/15/67)	400,242	400,000
(Collateralized by Mortgage Loan Obligations valued at $735,002,894, 4.95% - 6.5%, 2/25/33 - 10/25/37)	700,423	700,000
J.P. Morgan Securities, Inc. at:
5.48%, dated 8/8/07 due 9/19/07 (Collateralized by Corporate Obligations valued at $777,125,460, 7.63% - 8.75%, 6/29/10 - 12/29/10) (c)(d)	741,712	737,000
5.53%, dated 8/31/07 due 9/4/07 (Collateralized by Mortgage Loan Obligations valued at $450,451,589, 5.44% - 5.75%, 6/12/47 - 2/12/49)	429,263	429,000
Lehman Brothers, Inc. at:
5.32%, dated 7/30/07 due:
10/29/07 (Collateralized by Mortgage Loan Obligations valued at $305,553,958, 0% - 13.82%, 10/15/19 - 8/25/47)	294,913	291,000
11/6/07 (Collateralized by Corporate Obligations valued at $123,421,791, 0% - 10%, 7/15/09 - 2/25/47)	122,770	121,000
5.36%, dated 7/30/07 due:
10/29/07 (Collateralized by Corporate Obligations valued at $202,651,436, 3.66% - 13.5%, 3/15/09 - 7/25/36)	195,615	193,000
11/6/07 (Collateralized by Mortgage Loan Obligations valued at $124,393,486, 0% - 5%, 12/15/34 - 5/24/37)	122,784	121,000
5.41%, dated 3/15/07 due 9/13/07 (Collateralized by Corporate Obligations valued at $245,823,045, 0% - 8.88%, 9/1/07 - 11/14/45) (c)(d)	247,591	241,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Lehman Brothers, Inc. - continued
5.5%, dated 8/31/07 due 9/4/07 (Collateralized by Corporate Obligations valued at $637,351,652, 0% - 13.5%, 10/15/07 - 7/15/25)	$ 607,371	$ 607,000
5.53%, dated 8/31/07 due 9/4/07 (Collateralized by Corporate Obligations valued at $179,553,798, 6.27% - 12.75%, 8/1/10 - 2/15/27)	171,105	171,000
6%, dated:
8/29/07 due 9/4/07 (Collateralized by Commercial Paper Obligations valued at $126,485,000, 0% - 5.59%, 9/4/07 - 8/20/08)	124,124	124,000
8/30/07 due 9/6/07 (Collateralized by Corporate Obligations valued at $328,442,672, 0% - 10.1%, 9/7/07 - 12/31/49)	322,376	322,000
8/31/07 due 9/6/07 (Collateralized by Corporate Obligations valued at $221,343,362, 4.13% - 7.88%, 9/15/09 - 12/15/66)	217,217	217,000
Merrill Lynch, Pierce, Fenner & Smith at:
5.43%, dated 8/31/07 due 9/4/07 (Collateralized by Mortgage Obligations valued at $1,160,136,284, 3.6% - 7.5%, 9/12/10 - 1/20/47)	1,105,666	1,105,000
5.49%, dated 7/17/07 due 10/17/07 (Collateralized by Corporate Obligations valued at $585,009,519, 6.38% - 13.91%, 2/1/08 - 5/15/31) (c)(d)	563,801	556,000
5.5%, dated 8/31/07 due 9/4/07 (Collateralized by Equity Securities valued at $1,985,608,418)	1,892,155	1,891,000
5.56%, dated 8/15/07 due 11/15/07 (Collateralized by Mortgage Loan Obligations valued at $381,040,250, 3.65% - 5.91%, 10/30/36 - 9/10/47)	367,144	362,000
Morgan Stanley & Co. at 5.49%, dated:
8/8/07 due 9/12/07 (Collateralized by Corporate Obligations valued at:
$354,025,601, 3.63% - 10.48%, 11/15/07 - 2/15/39) (c)(d)	338,799	337,000
$420,613,030, 4.78% - 12.75%, 1/15/08 - 10/24/45) (c)(d)	402,135	400,000
8/31/07 due 9/4/07 (Collateralized by Corporate Obligations valued at $328,906,468, 0% - 13.03%, 5/11/11 - 11/20/52)	312,190	312,000
UBS Warburg LLC at:
5.53%, dated 8/31/07 due 9/4/07 (Collateralized by Mortgage Loan Obligations valued at $806,400,565, 3.79% - 6%, 9/25/19 - 12/11/49)	768,471	768,000
5.55%, dated 8/22/07 due 2/19/08 (Collateralized by Mortgage Loan Obligations valued at $472,136,341, 1.45% - 6.78%, 3/18/13 - 5/15/47) (c)(d)	462,557	450,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With:
Wachovia Securities, Inc. at:
5.4%, dated 8/21/07 due 2/19/08 (Collateralized by Mortgage Loan Obligations valued at $594,660,462, 6.02% - 6.1%, 5/15/46 - 2/15/51)	$ 598,916	$ 583,000
5.55%, dated 8/21/07 due 2/19/08 (Collateralized by Mortgage Loan Obligations valued at $837,420,110, 5.32% - 6.1%, 6/15/19 - 2/15/51) (c)(d)	844,036	821,000
5.61%, dated 8/24/07 due 8/22/08 (Collateralized by Mortgage Loan Obligations valued at $510,015,395, 5.66% - 6.1%, 7/25/37 - 2/15/51) (c)(d)	528,362	500,000
TOTAL REPURCHASE AGREEMENTS		25,123,861
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $104,772,229)		104,772,229
NET OTHER ASSETS - 0.0%		14,885
NET ASSETS - 100%		$ 104,787,114
Security Type Abbreviation
CP - COMMERCIAL PAPER
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,916,092,000 or 18.1% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) The maturity amount is based on the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,075,000,000 or 4.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Asset Funding Co. III LLC: 5.39%, 9/5/07	11/7/06	$ 490,000
5.4%, 9/5/07	8/29/06	$ 476,000
Bear Stearns International Ltd. 5.38%, 2/27/08	2/7/07	$ 481,000
Security	Acquisition Date	Cost (000s)
Genworth Life Insurance Co.: 5.39%, 9/4/07	3/13/07	$ 105,000
5.39%, 9/1/07	7/31/07	$ 50,000
Goldman Sachs Group, Inc. 5.68%, 11/14/07	8/13/07	$ 1,201,000
Hartford Life Insurance Co. 5.51%, 9/4/07	12/16/03	$ 40,000
ING USA Annuity & Life Insurance Co. 5.45%, 9/24/07	6/23/05	$ 123,000
Jackson National Life Insurance Co. 5.41%, 10/1/07	3/31/03	$ 130,000
Lehman Brothers Holdings, Inc.: 5.53%, 12/31/07	12/11/06	$ 96,000
5.65%, 9/11/07	1/10/07	$ 240,000
Lehman Commercial Paper, Inc. 5.53%, 9/4/07	3/29/07	$ 356,000
MetLife Insurance Co. of Connecticut: 5.44%, 10/1/07	3/28/07	$ 5,000
5.6%, 11/19/07	5/17/07	$ 75,000
Metropolitan Life Insurance Co.: 5.46%, 10/1/07	3/26/02	$ 175,000
5.48%, 11/1/07	2/24/03	$ 65,000
5.6%, 11/19/07	8/17/07	$ 35,000
Monumental Life Insurance Co.: 5.46%, 9/4/07	7/31/98 - 9/17/98	$ 92,000
Security	Acquisition Date	Cost (000s)
5.49%, 9/4/07	3/12/99	$ 65,000
5.56%, 11/1/07	2/1/00	$ 65,000
New York Life Insurance Co. 5.44%, 10/1/07	2/28/02 - 12/19/02	$ 425,000
Security Life of Denver Insurance Co. 5.6%, 11/28/07	8/26/05	$ 85,000
Transamerica Occidental Life Insurance Co. 5.53%, 11/1/07	4/28/00	$ 200,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$861,000 due 9/04/07 at 5.40%
ABN AMRO Bank N.V., New York Branch	$ 136
BNP Paribas Securities Corp.	112
Bank of America, NA	204
Barclays Capital, Inc.	273
Citigroup Global Markets, Inc.	136
$ 861
Income Tax Information
At August 31, 2007, the aggregate cost of investment securities for income tax purposes was $104,772,229,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® U.S. Government
Reserves Fund

August 31, 2007

1.805753.103

FUS-QTLY-1007

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 20.6%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Fannie Mae - 3.4%
2/13/08 to 7/25/08	5.01 to 5.15%	$ 123,000	$ 119,638
Federal Home Loan Bank - 13.6%
9/21/07 to 2/13/08	5.20 to 5.49 (b)	483,000	482,892
Freddie Mac - 3.6%
1/7/08 to 7/21/08	5.00 to 5.32	129,000	126,136
TOTAL FEDERAL AGENCIES			728,666
Repurchase Agreements - 80.4%
	Maturity Amount (000s)
In a joint trading account at 5.4% dated 8/31/07 due 9/4/07 (Collateralized by U.S. Government Obligations) #	$ 2,220,320	2,218,989
With:
Barclays Capital, Inc. at 5.29%, dated 11/6/06 due 11/2/07 (Collateralized by Mortgage Loan Obligations valued at $109,140,000, 5% - 6%, 3/1/34 - 6/1/37) (b)(c)	112,676	107,000
CS First Boston Corp. at 5.3%, dated 5/29/07 due 5/28/08 (Collateralized by Mortgage Loan Obligations valued at $38,704,439, 5.5% - 6.5%, 2/7/08 - 6/25/37)	38,988	37,000
Deutsche Bank Securities, Inc. at:
5.21%, dated 3/16/07 due 12/17/07 (Collateralized by Mortgage Loan Obligations valued at $46,920,000, 4.5% - 6%, 1/1/20 - 11/1/46)	47,837	46,000
5.25%, dated:
4/13/07 due 4/11/08 (Collateralized by Mortgage Loan Obligations valued at $20,400,000, 5%, 4/1/37)	21,062	20,000
5/3/07 due 1/28/08 (Collateralized by Mortgage Loan Obligations valued at $32,640,000, 4.92% - 6%, 6/1/24 - 8/1/37)	33,260	32,000
5.26%, dated 12/14/06 due 9/14/07 (Collateralized by Mortgage Loan Obligations valued at $20,400,000, 5%, 4/1/37)	20,801	20,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Deutsche Bank Securities, Inc. at:
5.4%, dated 6/14/07 due 6/12/08 (Collateralized by Mortgage Loan Obligations valued at $38,760,000, 4.57% - 7.36%, 1/1/20 - 12/1/36)	$ 40,075	$ 38,000
Morgan Stanley & Co., Inc. at:
5.25%, dated:
4/4/07 due 10/1/07 (Collateralized by Mortgage Loan Obligations valued at $31,769,557, 5% - 6%, 3/1/19 - 3/1/36)	31,814	31,000
4/27/07 due 1/22/08 (Collateralized by Mortgage Loan Obligations valued at $30,744,733, 5% - 6%, 3/1/19 - 3/1/36)	31,181	30,000
5.26%, dated 12/15/06 due 9/17/07 (Collateralized by Mortgage Loan Obligations valued at $30,744,733, 5% - 6%, 3/1/19 - 3/1/36)	31,210	30,000
5.28%, dated 12/28/06 due 9/28/07 (Collateralized by Mortgage Loan Obligations valued at $32,794,381, 5% - 6%, 3/1/19 - 3/1/36)	33,286	32,000
UBS Warburg LLC at:
5.21%, dated 4/4/07 due 12/31/07 (Collateralized by Mortgage Loan Obligations valued at $31,932,541, 5.8% - 6.01%, 3/25/36 - 11/15/36)	32,216	31,000
5.25%, dated:
1/10/07 due 1/10/08 (Collateralized by Mortgage Loan Obligations valued at $30,902,207, 5.86% - 7%, 6/25/13 - 3/25/37)	31,597	30,000
4/4/07 due 10/1/07 (Collateralized by Mortgage Loan Obligations valued at $31,931,015, 6.01%, 7/15/23)	31,814	31,000
5.26%, dated 3/9/07 due 9/5/07 (Collateralized by Mortgage Loan Obligations valued at $31,934,160, 6.01%, 11/15/36)	31,815	31,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
UBS Warburg LLC at:
5.28%, dated 10/5/06 due 10/3/07 (Collateralized by Mortgage Loan Obligations valued at $66,953,957, 5.84% - 5.86%, 2/25/37 - 3/25/37) (b)(c)	$ 68,461	$ 65,000
5.35%, dated 6/6/07 due 6/4/08 (Collateralized by Mortgage Loan Obligations valued at $19,574,432, 5.8% - 6.05%, 1/25/33 - 3/25/36)	20,028	19,000
TOTAL REPURCHASE AGREEMENTS		2,848,989
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $3,577,655)		3,577,655
NET OTHER ASSETS - (1.0)%		(34,651)
NET ASSETS - 100%		$ 3,543,004
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(c) The maturity amount is based on the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$2,218,989,000 due 9/04/07 at 5.40%
ABN AMRO Bank N.V., New York Branch	$ 350,987
BNP Paribas Securities Corp.	288,561
Bank of America, NA	526,480
Barclays Capital, Inc.	701,974
Citigroup Global Markets, Inc.	350,987
$ 2,218,989
Income Tax Information
At August 31, 2007, the aggregate cost of investment securities for income tax purposes was $3,577,655,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Phillips Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Phillips Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	October 30, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	October 30, 2007